RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Target-based Cash Incentives

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"Target-based Cash Incentives" means a cash incentive awarded to the Executive Office Holders for the Company's achievement of the following Profit-Before-Tax targets in each calendar year following the effective date of the above agreements, in which the Minimum Threshold (as defined below) has been achieved:

Company's Profit-Before-Tax Targets (In US$ thousands) (*)	Level of Incentive - As a Percentage of the Executive Office Holder's Annual Cost of Pay
24,001 - 27,500	20%
27,501-31,000	45%
31,001-35,000	75%
35,001-39,000	110%
Above 39,001	150%

Schedule of aggregate amounts paid to Executive Offices

Herein below is attached table regards the aggregate amounts paid to Executive Offices Holders:

	US dollars
	Year ended December 31,
(in thousands)	2020	2019	2018
Izzy Sheratzky	1,096	2,136	2,859
Eyal Sheratzky	864	1,707	2,224
Nir Sheratzky	864	1,707	2,208
Gil Sheratzky	518	1,051	1,039